UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:               811-08002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th St
New York, New York 10019

(Address of principal executive offices)

Mr. Yutaka Itabashi
Korea Equity Fund, Inc.
Worldwide Plaza
309 West 49th St
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:         October 31, 2015

Date of reporting period:     November 1, 2014 – January 31, 2015

Item 1.  Schedule of Investments

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
January 31, 2015

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
SOUTH KOREAN EQUITY SECURITIES
Chemicals
Dongsung Finetec Corporation	151,605	$675,690	$1,138,496	$462,806	1.4
Superconducting materials
Lotte Chemical Corporation	8,285	1,201,509	1,308,059	106,550	1.6
Manufactures petrochemical products
Total Chemicals		1,877,199	2,446,555	569,356	3.0

Construction and Engineering
Hyundai Development Company	36,900	1,057,005	1,440,612	383,607	1.7
Civil engineering and architecture construction businesses
Total Construction and Engineering		1,057,005	1,440,612	383,607	1.7

Electronic Appliances and Components
Cuckoo Electronics Company Ltd.	7,038	909,206	1,158,939	249,733	1.4
Electric home appliances
Samsung Electronics Co., Ltd.	9,328	6,513,438	11,520,217	5,006,779	13.7
Consumer electronics, computers, and telecommunications
SK Hynix Inc.	218,634	5,259,038	9,425,840	4,166,802	11.2
Semiconductors
Total Electronic Appliances and Components		12,681,682	22,104,996	9,423,314	26.3

Financing Business
Hana Financial Group Inc.	28,160	1,074,679	822,952	(251,727)	1.0
Banking-related financial services
Industrial Bank of Korea	93,434	1,068,903	1,094,748	25,845	1.3
Banking-related financial services
Shinhan Financial Group Co., Ltd.	84,490	3,202,249	3,439,991	237,742	4.1
Consumer and commercial-related financial services
Total Financing Business		5,345,831	5,357,691	11,860	6.4

Information and Communication
NCsoft Corporation	21,880	3,575,572	3,998,878	423,306	4.8
Online gaming
Total Information and Communication		3,575,572	3,998,878	423,306	4.8

Insurance
Dongbu Insurance Co., Ltd.	77,098	2,967,519	3,711,028	743,509	4.4
Non-life insurance
Samsung Fire & Marine Insurance Co., Ltd.	9,213	1,663,454	2,459,023	795,569	2.9
Non-life insurance
Samsung Life Insurance Co., Ltd.	26,510	2,621,153	2,698,371	77,218	3.2
Life insurance
Total Insurance		7,252,126	8,868,422	1,616,296	10.5

Iron and Steel
Korea Zinc Co., Ltd.	10,300	2,723,176	4,002,579	1,279,403	4.8
Non-ferrous metals
POSCO	6,415	1,967,200	1,465,539	(501,661)	1.8
Manufactures steel products
Total Iron and Steel		4,690,376	5,468,118	777,742	6.6

Other Products
Interojo Co., Ltd.	89,143	1,283,579	1,552,592	269,013	1.9
Manufactures and sells contact lens
Total Plastic Products		1,283,579	1,552,592	269,013	1.9

Services
Coway Co. Ltd.	52,484	2,269,616	4,169,279	1,899,663	5.0
Manufactures environment-related products
Total Services		2,269,616	4,169,279	1,899,663	5.0

Telecommunications
KT Corporation	33,700	1,152,993	913,201	(239,792)	1.1
Telecommunication services
SK Telecom Co., Ltd.	4,455	1,245,953	1,164,890	(81,063)	1.4
Wireless telecommunication services
Total Telecommunications		2,398,946	2,078,091	(320,855)	2.5

Textiles and Apparel
Hansae Co., Ltd.	23,500	378,214	811,151	432,937	1.0
Original equipment manufacturing of garments
Youngone Corporation	51,400	1,876,387	2,622,900	746,513	3.1
Outdoor sportswear and shoes
Total Textiles and Apparel		2,254,601	3,434,051	1,179,450	4.1

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Transportation
AJ Rent a Car Co., Ltd.*	97,090	1,097,804	1,453,824	356,020	1.7
Auto rental company
Korean Air Lines Co., Ltd.	19,790	798,272	850,509	52,237	1.0
Air transportation services
Total Transportation		1,896,076	2,304,333	408,257	2.7

Transportation Equipment
Hyundai Mobis Co., Ltd.	27,375	5,283,021	6,142,502	859,481	7.3
Automotive service components
Hyundai Motor Company	8,570	1,494,750	1,314,286	(180,464)	1.6
Passenger cars, trucks, autoparts, and commercial vehicles
Hyundai Motor Company - Preferred	9,275	759,672	965,053	205,381	1.1
Passenger cars, trucks, autoparts, and commercial vehicles
Total Transportation Equipment		7,537,443	8,421,841	884,398	10.0

Wholesale
E-mart Co., Ltd.	5,190	1,208,805	976,720	(232,085)	1.2
Chain of hypermarkets
Hyundai Greenfood Co., Ltd.	121,030	1,862,385	1,894,430	32,045	2.3
Wholesale and distribution of food
iMarketKorea Inc.	47,320	1,097,485	1,173,099	75,614	1.4
Maintenance, repair, and operations procurement services
Samchuly Bicycle Co., Ltd.	45,692	746,499	826,817	80,318	1.0
Manufactures and sells bicycles
Total Wholesale		4,915,174	4,871,066	(44,108)	5.9

TOTAL SOUTH KOREAN EQUITY SECURITIES		$59,035,226	$76,516,525	$17,481,299	91.4

INVESTMENTS IN FOREIGN CURRENCY
South Korea Won - Non-interest bearing account		460,696	452,631	(8,065)

TOTAL INVESTMENTS IN FOREIGN CURRENCY		$460,696	$452,631	$(8,065)	0.5

TOTAL INVESTMENTS		$59,495,922	$76,969,156	$17,473,234	91.9

OTHER ASSETS LESS LIABILITIES, NET			6,948,519		8.1

NET ASSETS			$83,917,675		100.0

* Non-Income Producing Security
Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $18,968,091.
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,486,792.

Portfolio securities and foreign currency holdings were
translated at the following exchange rate as of January 31, 2015

Korean won		1105.25 =$1.00

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2015.
Level 1 – quoted prices in active markets for identical investments.
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Level	Investments in
Securities
Level 1
Equity Securities	$76,516,525
Foreign Currency	452,631
Level 2	-0-
Level 3	-0-
Total	$76,969,156

During the quarter ended January 31, 2015, there were no transfers between Level 1 and 2 and the Fund did not hold any instruments which used significant observable inputs (Level 3) in determining fair value.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.
(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi, President
        (Principal Executive Officer)

Date:  March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi, President
        (Principal Executive Officer)

Date:  March 26, 2015

By:  /s/ Amy J. Marose
        Amy J. Marose, Treasurer
        (Principal Financial Officer)

Date:  March 26, 2015